Condensed Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Cash flows from operating activities:
Net income	$ 136,269	$ 132,688	$ 101,539
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(1,427)
Share-based compensation expense	27,242	24,125	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,846)	23,672	10,012
Accrued expenses and other current liabilities	22,047	28,395	19,749
Amounts due from/to related parties	912	164	(14)
Net cash provided by (used in) operating activities	283,628	249,304	215,819
Cash flows from investing activities
Net cash used in investing activities	(237,888)	(143,701)	(198,152)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	4,652	945	6,432
Cash paid for shares repurchase	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(70,849)	945	6,432
Net decrease in cash and cash equivalents	(11,095)	111,001	36,156
Cash and cash equivalents at beginning of year	428,261	317,260	281,104
Cash and cash equivalents at end of year	417,166	428,261	317,260
Parent Company [Member]
Cash flows from operating activities:
Net income	136,269	132,688	101,774
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(168,428)	(156,596)	(116,946)
Share-based compensation expense	27,242	24,125	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(91)	(6,412)	(31)
Accrued expenses and other current liabilities	4,015	3,117	303
Amounts due from/to related parties	(4,950)	(1,760)	(1,418)
Net cash provided by (used in) operating activities	(5,943)	(4,838)	(1,273)
Cash flows from investing activities
Loan to related parties	(1,630)		(3,000)
Repayment from related parties		16,000
Net cash used in investing activities	(1,630)	13,000	(3,000)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	5,733	945	6,432
Loan from related parties	43,000
Cash paid for shares repurchase	(28,511)
Cash paid for dividend	(46,990)
Net cash provided by (used in) financing activities	(26,768)	945	6,432
Net decrease in cash and cash equivalents	(34,341)	9,107	2,159
Cash and cash equivalents at beginning of year	62,994	53,887	51,728
Cash and cash equivalents at end of year	28,653	62,994	53,887
Parent Company [Member] | Dajie.com Ltd [Member]
Cash flows from investing activities
Long term investment		(2,000)
Parent Company [Member] | Alo7 [Member]
Cash flows from investing activities
Long term investment		$ (1,000)